Assets under construction - Asset rollforward (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Assets under construction
Balance at beginning of year	R 127,764
Additions	35,730	R 53,142	R 52,806
Finance costs capitalised	3,520	6,942	3,568
Disposals and scrapping	(655)	(852)	(1,200)
Balance at end of year	27,802	127,764
Assets under construction
Assets under construction
Balance at beginning of year	127,764	165,361
Additions	35,730	53,142
to sustain existing operations	19,017	21,984
to expand operations	16,713	31,158
Net reclassification from/(to) other assets	(17)	230
Finance costs capitalised	3,520	6,942
Net impairment of assets under construction (note 10)	(13,356)	(4,007)
Reclassification to disposal groups held for sale (note 12)	(9,497)	(153)
Projects capitalised	(128,492)	(96,900)
Translation of foreign operations	12,876	4,001
Disposals and scrapping	(655)	(852)
Balance at end of year	27,802	127,764	165,361
Property, plant and equipment under construction
Assets under construction
Balance at beginning of year	126,327	163,783
Additions	35,186	52,786
to sustain existing operations	18,564	21,739
to expand operations	16,622	31,047
Net reclassification from/(to) other assets	(107)	(93)
Finance costs capitalised	3,520	6,942
Net impairment of assets under construction (note 10)	(13,399)	(3,973)
Reclassification to disposal groups held for sale (note 12)	(9,497)	(153)
Projects capitalised	(127,949)	(96,084)
Translation of foreign operations	12,773	3,971
Disposals and scrapping	(531)	(852)
Balance at end of year	26,252	126,327	163,783
Other intangible assets under development
Assets under construction
Balance at beginning of year	627	1,125
Additions	485	289
to sustain existing operations	453	245
to expand operations	32	44
Net reclassification from/(to) other assets	179
Projects capitalised	(543)	(816)
Translation of foreign operations	92	29
Balance at end of year	840	627	1,125
Exploration and evaluation assets
Assets under construction
Balance at beginning of year	810	453
Additions	59	67
to expand operations	59	67
Net reclassification from/(to) other assets	(89)	323
Net impairment of assets under construction (note 10)	43	(34)
Translation of foreign operations	11	1
Disposals and scrapping	(124)
Balance at end of year	710	810	R 453
Transfer of finance leases on application of IFRS 16 | Assets under construction
Assets under construction
Balance at beginning of year	(71)
Balance at end of year		(71)
Transfer of finance leases on application of IFRS 16 | Property, plant and equipment under construction
Assets under construction
Balance at beginning of year	(71)
Balance at end of year		(71)
After application of IFRS 16
Assets under construction
Balance at beginning of year	127,693
Balance at end of year		127,693
After application of IFRS 16 | Assets under construction
Assets under construction
Balance at beginning of year	127,693
Balance at end of year		127,693
After application of IFRS 16 | Property, plant and equipment under construction
Assets under construction
Balance at beginning of year	126,256
Balance at end of year		126,256
After application of IFRS 16 | Other intangible assets under development
Assets under construction
Balance at beginning of year	627
Balance at end of year		627
After application of IFRS 16 | Exploration and evaluation assets
Assets under construction
Balance at beginning of year	R 810
Balance at end of year		R 810